UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2015

	Shares	Value
Corporate Bond Trust Certificates - 24.27%

Direct Trust Certificates - 24.27%
Affiliated Managers Group, Inc. Sr Nt Exp 10/15/22 - 5.25%	20,700	523,296
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	811,840
Capitala Finance Corp. 7.125% - 6/16/21 Pfd	25,000	631,250
Colony Capital, Inc. 7.125% 12/31/49 Pfd	5,000	109,300
Ctl 6.625 09/15/55 Pfd	10,000	249,500
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	15,000	378,150
KKR Financial Holdings Pfd Ser A - 7.375%	14,000	366,380
Main Street Capital Corp. - 6.125% 4/1/23 Series	27,860	706,251
Merrill Lynch Preferred D - 7.0%	12,000	304,440
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	707,700
Saratoga Investment Corp. 5/31/20 - 7.50%	32,000	810,560
THL Credit, Inc. 6.75% 11/15/21 Pfd	12,000	306,000
Torchmark Corp. 12/15/52 - 5.875%	28,000	705,600
Triangle Capital Corp. 6.375% 3/15/22 Pfd	10,000	252,400
		6,862,667

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,847,829)		6,862,667

Investment Companies - 44.74%

Closed-End Income Funds - 34.51%
Aberdeen Asia-Pacific Income Fund, Inc.	300,000	1,350,000
BlackRock Credit Allocation Income Trust IV	115,000	1,399,550
BlackRock Debt Strategies Fund, Inc.	85,000	283,900
BlackRock Ltd. Duration Income Trust	75,000	1,083,000
Franklin Limited Duration Income Trust	117,000	1,275,300
Managed High Yield Pus Fund Inc.	170,000	273,530
MFS Intermediate Income Trust	300,000	1,365,000
Prudential Short Duration High	25,000	366,500
Putnam Master Inter Income Trust Shares of Benefic	50,256	226,655
Transamerica Income Shares, Inc.	110,000	1,248,500
Western Asset/Claymore Inflation-Linked Opportunity	85,000	884,000
		9,755,935

Closed-End Funds, Senior Securities - 10.24%
Gabelli Dividend & Income Trust Preferred A - 5.875%	38,500	990,382
Gabelli Equity Trust, Inc. Ser D - 5.875% Pfd	15,000	393,900
Gabelli Healthcare - 5.875% Series B Pfd	10,000	256,900
The GDL Fund Series B 3/26/18 - 3.0% (a)	25,000	1,253,750
		2,894,932

TOTAL INVESTMENT COMPANIES (Cost $13,623,450)		12,650,866

Traditional Preferred- 13.93%
Capital One Financial Corp F 6.2% 12/31/49	14,000	352,660
Kayne Anderson MLP Investment Co. Pfd Shs 4/1/19 - 4.25%	21,500	542,015
Northern Trust Corp. - 5.85% Series C Pfd	28,500	724,755
Charles Schwab 6% 12/31/49	30,000	755,100
State Street Corp. - 6% 12/31/49 Pfd	32,000	808,000
	30,000	754,800
		3,937,330

TRADITIONAL PREFERRED (Cost $3,905,670)		3,937,330

REIT Senior Securities - 10.9%
Apollo Coml Real Estate Pfd Ser A 8.625%	20,000	504,200
Apollo Invt Corp Sr Nts 6.875% Exp 7/15/43	15,000	378,302
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	15,800	376,040
Digital Realty Trust, Inc. Preferred Series G	12,000	281,640
Pebblebrook Hotel Tr Pfd Ser C 6.50%	10,000	248,000
Public Storage 6% series Z Pfd	25,500	653,310
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	25,000	641,000
		3,082,492

REIT SENIOR SECURITIES (Cost $2,947,908)		3,082,492

Money Market Funds - 6.52%
First American Funds Government Obligation Class Y 0.01% (a)	1,842,714.640	1,842,714.64
		1,842,715

TOTAL MONEY MARKET FUNDS (Cost $1,842,715)		1,842,715

TOTAL INVESTMENTS (Cost $29,167,571) 100.36%		28,376,069

Liablities In Excess of Other Assets - -0.36%		(102,382)

TOTAL NET ASSETS - 100.00%		28,273,687

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2015.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2015

	Shares	Value
Common Stocks - 97.23%

Aerospace & Defense - 3.92%
BWX Technologies, Inc. Common S	48,880	1,288,477
Vectrus, Inc. (a)	36,758	810,146
		2,098,623

Airlines - 0.64%
Skywest, Inc.	20,394	339,764
		339,764

Biotechnology - 2.07%
Baxalta Incorporated	35,290	1,111,988
		1,111,988

Building Products - 2.32%
Allegion PLC	21,540	1,241,996
		1,241,996

Capital Markets - 0.42%
Ashford, Inc. (a)	3,506	222,456
		222,456

Chemicals - 1.8%
Platform Specialty Products Corporation (a)	50,520	639,078
The Scotts Miracle-Gro Co.	5,350	325,387
		964,465

Commercial Banks - 0.87%
Farmers National Banc Corp. (c)	56,757	466,543
		466,543

Communications Equipment - 0.58%
Polycom, Inc. (a)	29,500	309,160
		309,160

Consumer Finance - 3.81%
Ally Financial, Inc. (a)	99,960	2,037,185
		2,037,185

Diversified Consumer Services - 0.35%
Collectors Universe, Inc.	12,506	188,590
		188,590

Diversified Financial Services - 4.92%
Fidelity National Financial, Inc. (a)	137,357	1,609,824
Voya Financial, Inc.	26,400	1,023,528
		2,633,352

Diversified Telecommunications Services - 1.33%
Cincinnati Bell, Inc. (a)	227,470	709,706
		709,706

Electrical Equipment - 2.56%
Allied Motion Technologies Inc.	23,690	420,971
Babcock & Wilcox Co.	56,865	955,332
		1,376,303

Food & Staples Retailing - 2.52%
SpartanNash, Inc.	52,220	1,349,887
		1,349,887

Food Products - 4.82%
Nomad Holdings Ltd. (a)	18,333	285,995
Post Holdings, Inc. (a)	25,862	1,528,444
Whitewave Foods Co. Class A (a)	18,989	762,408
		2,576,847

Gas Utilities - 3.69%
ONE Gas, Inc.	26,660	1,208,498
South Jersey Industries, Inc.	30,400	767,600
		1,976,098

Health Care Equipment & Supplies - 2.28%
Halyard Health, Inc. (a)	22,080	627,955
Utah Medical Products, Inc.	11,004	592,785
		1,220,741

Health Care Providers & Services - 1.03%
Corvel Corp. (a)	16,987	548,680
		548,680

Health Care Technology - 1.4%
Allscripts Healthcare Solutions, Inc. (a)	54,250	673,243
Simulations Plus, Inc.	7,842	74,028
		747,271

Hotels, Restaurants & Leisure - 4.78%
Darden Restaurants, Inc.	9,730	666,894
J. Alexander's Holdings, Inc. C	52,292	521,347
Interval Leisure Group, Inc.	27,045	496,546
Krispy Kreme Doughnuts, Inc. (a)	24,941	364,887
Ruby Tuesday, Inc. (a)	81,801	507,984
		2,557,658

Household Durables - 1.09%
TRI Pointe Homes, Inc. (a)	27,750	363,248
		363,248

Household Products - 1.09%
Energizer Holdings Inc.	19,190	742,845
		742,845

IT Services - 3.48%
Blackhawk Network Holdings, Inc. Class A (a)	20,997	890,063
Lionbridge Technologies, Inc. (a)	58,540	289,188
Science Applications International Corp.	16,990	683,168
		1,862,418

Internet & Catalog Retail - 9.88%
FTD Companies, Inc. (a)	64,308	1,916,378
Lands' End, Inc. (a)	11,056	298,623
Liberty Interactive Corp. - Class A (a)	44,900	1,177,727
Liberty TripAdivsor Holdings, Inc. Class A (a)	14,640	324,569
Liberty Ventures (a)	38,890	1,569,212
		5,286,508

Internet Software & Services - 4.52%
Autobytel, Inc. (a)	65,009	1,090,201
United Online, Inc. (a)	132,641	1,326,410
		2,416,611

Leisure Products - 2.3%
Nautilus, Inc. (a)	38,025	570,375
Vista Outdoor, Inc. (a)	14,830	658,897
		1,229,272

Machinery - 1.35%
SPX Corporation	6,778	80,794
SPX FLOW, Inc. (a)	6,778	233,367
Timken Co.	14,820	407,402
		721,562

Media - 11.12%
Harte-Hanks, Inc.	57,100	201,563
Lamar Advertising Co. Class A	15,920	831,024
Liberty Broadband - C (a)	13,690	700,517
Liberty Media Corp. (a)	3,740	133,593
Liberty Media Corp. - Class C (a)	27,600	951,096
Starz - Liberty Capital Class A (a)	18,590	694,151
Time, Inc.	42,644	812,368
Townsquare Media, Inc. (a)	56,880	555,718
Tribune Media Co. - Class A (a)	30,020	1,068,712
		5,948,742

Metals & Mining- 0.39%
TimkenSteel Corp.	20,519	207,652
		207,652

Personal Products - 1.02%
Edgewell Personal Care Company	6,710	547,536
		547,536

Real Estate Investment Trusts - 3.85%
Communications Sales & Leasing, Inc.	16,643	297,910
Cyrusone, Inc.	22,390	731,257
New Senior Investment Group, Inc.	46,205	483,304
Rouse Properties, Inc.	35,055	546,157
		2,058,628

Real Estate Management & Development - 0.83%
Alexander & Baldwin, Inc.	12,994	446,084
		446,084

Services - 3.75%
ADT Corp.	27,450	820,755
Barnes & Noble, Inc.	12,468	150,987
Gannett Co. Inc.	42,550	626,762
Media General, Inc. (a)	29,140	407,669
		2,006,173

Specialty Retail - 2.35%
Barnes & Noble Education, Inc (a)	32,223	409,554
CST Brands, Inc.	25,200	848,232
		1,257,786

Textiles, Apparel & Luxury Goods - 0.78%
Cherokee, Inc.	26,939	418,093
		418,093

Thrifts & Mortgage Finance - 3.42%
TFS Financial Corp.	106,130	1,830,743
		1,830,743

TOTAL COMMON STOCKS (Cost $50,757,473)		52,021,215

Money Market Funds - 3.26%
First American Funds Government Obligation Class Y 0.01% (b)	1,744,408	1,744,408
		1,744,408

TOTAL MONEY MARKET FUNDS (Cost $1,744,408)		1,744,408

TOTAL INVESTMENTS (Cost $52,501,881) 100.49%		53,765,622

Liablities In Excess of Other Assets - (0.44)%		(263,335)

TOTAL NET ASSETS - 100.00%		53,502,287

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2015.
(c) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2015

	Shares	Value
Common Stocks - 87.37%

Aerospace & Defense - 0.37%
Arotech Corp. (a)	45,000	59,850
		59,850

Airlines - 1.22%
Hawaiian Holdings, Inc. Com (a)	8,000	197,440
		197,440

Auto Components - 1.06%
Fuel Systems Solutions, Inc. (a)	33,000	159,390
		159,390

Banks - 1.06%
Banc of California, Inc.	7,500	92,025
		92,025

Capital Markets - 4.8%
Calamos Asset Management, Inc. Class A	16,000	151,680
Harris & Harris Group, Inc. (a)	145,542	311,460
MVC Capital, Inc.	37,972	311,750
		774,890

Chemicals - 3.71%
Landec Corp. (a)	20,000	233,400
		233,400

Commercial Banks - 0.73%
Boston Private Financial Holdings, Inc.	10,000	117,000
		117,000

Commercial Services & Supplies - 3.17%
Fuel Tech, Inc. (a)	26,000	49,660
Kimball International, Inc. Class B	19,000	179,740
Perma-Fix Environmental Services, Inc. (a)	69,957	281,927
		511,327

Communications Equipment - 1.57%
Aviat Networks, Inc. (a)	166,307	172,959
Oclaro, Inc. (a)	35,000	80,500
		253,459

Computers & Peripherals - 1.67%
Imation Corp. (a)	108,272	230,619
Silicon Graphics International Corp. (a)	10,000	39,400
		270,019

Construction & Engineering - 3.01%
Layne Christensen Company (a)	29,257	190,171
Northwest Pipe Co. (a)	10,000	130,600
Sterling Construction Co., Inc. (a)	40,000	164,400
		485,171

Consumer Goods - 0.69%
Coffee Holding Company, Inc. (a)	28,500	111,435
		111,435

Distributors - 1.5%
VOXX International Corp. Class A (a)	32,596	241,862
		241,862

Diversified Consumer Services - 0.19%
Lincoln Educational Services Corp.	60,000	30,600
		30,600

Diversified Financial Services - 1.11%
Pico Holdings, Inc. (a)	18,570	179,758
		179,758

Diversified Telecommunications - 1.71%
Alaska Communications Systems Group, Inc. (a)	125,981	275,898
		275,898

Electrical Equipment - 0.13%
LSI Industries, Inc.	2,500	21,100
		21,100

Electronic Equipment, Instruments & Components - 12.41%
Deswell Industries, Inc.	22,500	34,778
Electro Scientific Industries, Inc.	57,500	266,800
Frequency Electronics, Inc. (a)	9,100	94,367
Iteris, Inc. (a)	114,028	280,509
Kimball Electronics, Inc. (a)	11,250	134,213
Mace Security International, Inc. (a)(d)(f)	150,000	60,000
Maxwell Technologies, Inc. (a)	38,000	205,960
Multi-Fineline Electronix, Inc. (a)	15,051	251,352
Perceptron, Inc.	12,000	91,080
Planar Systems, Inc. (a)	20,000	116,000
Radisys Corp. (a)	40,000	108,000
Richardson Electronics Ltd.	34,806	205,355
Vicon Industries, Inc.	70,958	113,533
Vishay Precision Group, Inc. (a)	3,500	40,565
		2,002,512

Energy Equipment & Services - 1.05%
Dawson Geophysical Co.	28,040	106,832
Gulf Island Fabrication Inc.	6,000	63,180
		170,012

Food Products - 0.97%
John B Sanfilippo & Son, Inc.	3,049	156,292
		156,292

Health Care Equipment & Supplies - 5.2%
Cryolife, Inc.	13,047	126,947
Digirad Corp.	90,892	339,936
Invacare Corp.	10,000	144,700
RTI Biologics, Inc. Com (a)	40,000	227,200
		838,783

Health Care Providers & Services - 2.49%
Cross Country Healthcare, Inc. (a)	16,000	217,760
PDI, Inc. (a)	103,210	184,746
		402,506

Hotels, Restaurants & Leisure - 1.86%
Dover Downs Gaming & Entertainment, Inc. (a)	10,000	9,999
Luby's, Inc. (a)	46,583	231,518
Ruby Tuesday, Inc. (a)	9,500	58,995
		300,512

Household Durables - 5.12%
Emerson Radio Corp.	116,315	141,904
Natuzzi SpA ADR (a)(c)	133,354	273,376
Stanley Funiture Co., Inc. (a)	105,432	308,916
ZAGG, Inc. (a)	15,000	101,850
		826,046

Insurance - 2.2%
State Auto Financial Corp.	7,500	171,075
United Insurance Holdings Corp.	14,000	184,100
		355,175

Internet Software & Services - 2.29%
Monster Worldwide, Inc. (a)	20,000	128,400
Realnetworks, Inc. (a)	59,000	241,310
		369,710

Leisure Products - 4.36%
Callaway Golf Co.	37,500	313,125
Jakks Pacific, Inc.	40,000	340,800
LeapFrog Enterprises, Inc. (a)	70,000	49,945
		703,870

Life Sciences Tools & Services - 2.16%
Albany Molecular Research, Inc. (a)	20,000	348,400
		348,400

Machinery - 1.55%
FreightCar America, Inc.	4,000	68,640
LB Foster Co.	8,500	104,380
MFRI, Inc. (a)	15,000	77,099
		250,119

Marine - 0.14%
Euroseas, Ltd. (a)	5,000	23,200
		23,200

Media- 1.13%
Ballantyne Strong, Inc. (a)	38,710	181,937
Ballantyne Strong, Inc. - Rights (a)	10,000	-
		181,937

Metals & Mining- 2.16%
Ampco-Pittsburgh Corp.	12,000	130,920
Endeavour Silver Corp. (a)	65,000	100,750
Universal Stainless & Alloy Products, Inc. (a)	11,000	116,380
		348,050

Oil, Gas & Consumable Fuels - 0.81%
Goodrich Petroleum Corp. (a)	18,000	10,440
Vaalco Energy, Inc. (a)	52,500	89,250
Warren Resources, Inc. (a)	65,000	31,811
		131,501

Professional Services - 1.24%
Heidrick & Struggles Intl, Inc.	9,000	175,050
RCM Technologies, Inc.	5,080	24,994
		200,044

Semiconductors & Semiconductor Equipment - 4.97%
Amtech Systems, Inc. (a)	22,630	97,309
Axcelis Technologies, Inc. (a)	145,000	387,150
AXT, Inc. (a)	98,950	189,984
Kopin Corp. (a)	15,000	47,100
Rubicon Technology, Inc. (a)	46,000	47,380
Trio Tech International (a)	13,322	32,639
		801,562

Software - 1.48%
Telenav, Inc. (a)	30,507	238,260
		238,260

Specialty Retail - 1.7%
HHGregg, Inc. (a)	20,019	97,493
Sears Hometown and Outlet Stores, Inc. (a)	22,000	176,220
		273,713

Technology Harware, Storage & Peripheral - 0.76%
TransAct Technologies, Inc.	13,515	122,446
		122,446

Textiles, Apparel & Luxury Goods - 4.82%
Lakeland Industries, Inc. (a)	55,950	777,146
		777,146

Thrifts & Mortgage Finance - 1.09%
Trustco Bank Corp.	30,000	175,200
		175,200

Trading Companies & Distributors - 0.54%
Lawson Products, Inc. (a)	4,040	87,466
		87,466

TOTAL COMMON STOCKS (Cost $14,669,543)		14,099,083

Money Market Funds - 12.85%
First American Funds Government Obligation Class Y 0.01% (b)	2,073,663	2,073,663
		2,073,663

TOTAL MONEY MARKET FUNDS (Cost $2,073,663)		2,073,663

TOTAL INVESTMENTS (Cost $16,743,206) 100.22%		16,172,746

Liablities In Excess of Other Assets - -0.22%		(35,660)

TOTAL NET ASSETS - 100.00%		16,137,086

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2015.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chairman serves on the Board of Directors of this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.
(f) The Portfolio Manager of this Fund serves on the Board of Directors for this company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2015

	Shares	Value
Common Stocks - 60.44%

Automobiles - 2.31%
General Motors Co.	10,000	300,200
		300,200

Banks - 6.79%
Centrue Financial Corp. (a)	33,333	484,995
Independent Bank Corp.	27,000	398,520
		883,515

Capital Markets - 2.39%
Safeguard Scientifics, Inc. (a)	20,000	310,800
		310,800

Chemicals - 5.16%
FMC Corp.	10,000	339,100
OMNOVA Solutions, Inc. (a)	60,000	332,400
		671,500

Communications Equipment - 4.86%
Juniper Networks, Inc.	10,000	257,100
Qualcomm, Inc.	7,000	376,110
		633,210

Consumer Finance - 3.13%
Ally Financial, Inc. (a)	20,000	407,600
		407,600

Diversified Financial Services - 8.04%
Citigroup, Inc.	10,000	496,100
Leucadia National Corp.	20,000	405,200
Pico Holdings, Inc. (a)	15,000	145,200
		1,046,500

Electrical Equipment - 2.25%
Capstone Turbine Corp. (a)	185,000	62,900
PowerSecure International, Inc. (a)	20,000	230,400
		293,300

Electronic Equipment, Instruments & Components - 9.21%
Iteris, Inc (a)	81,000	199,260
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	1,000,000
		1,199,260

Hotels, Restaurants & Leisure - 1.38%
Nevada Gold & Casinos, Inc. (a)	120,000	180,192
		180,192

Industrial Conglomerates - 2.91%
General Electric Co	15,000	378,300
		378,300

Insurance - 1.24%
Genworth Financial, Inc. (a)	35,000	161,700
		161,700

Metals & Mining - 2%
IAMGOLD Corp. (a)	160,000	260,800
		260,800
Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 3.15%
Phillps 66	3,000	230,520
StealthGas, Inc. (a)	40,000	179,600
StealthGas, Inc. - Rights (a)	30,000	-
		410,120

Personal Products - 1.2%
Stephan Co. (a)(c)	146,300	156,541
		156,541

Professional Services - 0.38%
Hill International, Inc. (a)	15,000	49,200
		49,200

Road & Rail - 2.07%
CSX Corp.	10,000	269,000
		269,000

Semiconductors & Semiconductor Equipment - 0.55%
Sunedison, Inc. (a)	10,000	71,800
		71,800

Technology Hardware, Storage & Peripherals - 0.54%
Quantum Corp. (a)	100,000	69,730
		69,730

Textiles, Apparel & Luxury Goods - 3.2%
Lakeland Industries, Inc. (a)	30,000	416,700
		416,700

Thrifts & Mortgage Finance - 1.2%
Riverview Bancorp Inc.	33,000	156,750
		156,750

TOTAL COMMON STOCKS (Cost $7,887,582)		8,326,718

Direct Trust Certificates- 1.57%
Star Buk Carriers Corp. 8% 11/15/19 Pfd (a)	10,000	204,801
		204,801

DIRECT TRUST CERTIFICATES (Cost $183,337)		204,801

Investment Companies - 32.77%
Aberdeen Asia-Pacific Income Fund, Inc.	12,000	54,000
Boulder Growth & Income Fund, Inc.	50,000	372,500
Cohen & Steers Infrastructure Fund, Inc.	33,000	629,310
Firsthand Technology Value Fund, Inc. (a)	30,000	255,300
Gabelli Dividend & Income Fund	30,000	526,800
Madison Covered Call & Equity (a)	65,000	460,200
Neuberger Berman Real Estate Secs Income Fund	70,000	322,700
RMR Real Estate Income Fund Com	12,000	216,720
Royce Focus Trust, Inc.	18,000	106,380
Royce Micro-Cap Trust, Inc.	3,000	23,220
Royce Value Trust Inc.	42,000	483,000
Special Opportunities Fund, Inc.	15,000	211,050
Zweig Total Return Fund, Inc.	53,000	605,260
		4,266,440

TOTAL INVESTMENT COMPANIES (Cost $4,785,539)		4,266,440

Money Market Funds - 3.58%
First American Funds Government Obligation Class Y 0.01% (b)	466,370	466,370
		466,370

TOTAL MONEY MARKET FUNDS (Cost $466,370)		466,370

TOTAL INVESTMENTS (Cost $13,322,828) 101.87%		13,264,329

Liablities In Excess of Other Assets - (1.27)%		(243,493)

TOTAL NET ASSETS - 100.00%		13,020,836

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2015.
(c) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.
(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.
(e) ADR - American Depository Receipt
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2015 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$29,167,571	$393,556	$ (1,185,058)	$(791,502)
Ancora/Thelen Small-Mid Cap Portfolio	$52,501,881	$7,029,171	$ (5,765,430)	$1,263,741
Ancora MicroCap Portfolio	$16,743,206	$3,013,783	$ (3,584,243)	$(570,460)
Ancora Special Opportunities Portfolio	$13,322,828	$1,520,986	$ (1,579,485)	$(58,499)

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 28,376,069	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 28,376,069	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 53,765,622	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 53,765,622	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 16,172,746	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 16,172,746	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 13,264,329	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 13,264,329	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: November 17, 2015